Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events.
Subsequent Events

11.    Subsequent Events

Subsequent events have been evaluated through May 15, 2023, the date these unaudited condensed consolidated financial statements were available to be issued.

On April 14, 2023, the Company entered into a securities purchase agreement (“SPA”) with an institutional investor, pursuant to which the Company agreed to issue and sell to the investor (i) in a registered direct offering, 563,380 shares of Class A Common Stock, par value $0.01 per share of the Company at a price of $3.30 per share, and pre-funded warrants to purchase up to 1,009,950 shares of Class A Common Stock, at a price of $3.299 per pre-funded warrant, at an exercise price of $0.001 per share of Class A Common Stock, and (ii) in a concurrent private placement, common stock purchase warrants, exercisable for an aggregate of up to 1,573,330 shares of Class A Common Stock, at an exercise price of $3.30 per share. On April 18, 2023, the Company sold 563,380 shares of Class A Common Stock to the institutional investor for total proceeds of $3.30 for $1,859,154. Additionally, on same date, the institutional investor purchased and exercised the 1,009,950 pre-funded warrants, for total proceeds to the Company of $3,332,835, resulting in an aggregate issuance by the Company of 1,573,330 shares of Class A Common Stock for net proceeds of $4.78 million from the registered direct offering after deducting placement fee and legal expense of $363 thousand and $50 thousand, respectively. Maxim Group LLC is the sole placement agent for the registered direct offering on Form S-3, which was initially declared effective by the U.S. Securities and Exchange Commission on April 12, 2023.

15.    Subsequent Events

On February 28, 2023, the Company received the Certificate of Termination from the State of Georgia, which represents the completion of administratively dissolving T Avatar LLC. As there were no operations established under the entity, there is a limited impact to Trust Stamp. The dissolution of T Avatar LLC was effective February 28, 2023.

On March 10, 2023 Silicon Valley Bank was closed by the California Department of Financial Protection and Innovation, which appointed the Federal Deposit Insurance Corporation (“FDIC”) as receiver. At the time of closing, the Company maintained approximately $286 thousand of its cash in deposit accounts with SVB. On March 12, 2023, the U.S. Treasury, Federal Reserve, and FDIC announced that Silicon Valley Bank depositors will have access to all their money starting March 13, 2023. As of March 14, 2023, the Company had access to all its money held at Silicon Valley Bank.